Noncontrolling Interests [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	Six months ended September 30,
	2018	2019
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥553,251	¥616,542
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	36	6,094

Net transfers from the noncontrolling interest shareholders	36	6,094

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥553,287	¥622,636